Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

4. Cash and cash equivalents

	Consolidated
	December 31,	December 31,
	2022	2021
Cash and banks	207,449	57,457
Interest earning bank deposits	64,158	61,461
	271,607	118,918

Financial investments are mainly represented by Bank Deposit Certificates and Capitalization Bonds from first-rate financial institutions, with low credit risk, whose profitability is linked to the variation of the Interbank Deposit Certificate (CDI) and offers immediate liquidity and maturity in up to 90 days, indexed to 100% of the CDI for the year ended December 31, 2022 and the year ended December 31, 2021.